Summary of Significant Accounting Principles - Reconciliation of Numerator and Denominator Used in Computation of Basic and Diluted Income Per Common Share (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Feb. 02, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022
Numerator:
Net income	$ 25,787	$ 33,754	$ 32,126	$ 113,178	$ 83,671	$ (138,599)	$ 123,193	$ 327,901
Less: Earnings attributable to unvested restricted shares	(41)							(558)
Net income used in basic and diluted income per share	$ 25,746							$ 327,343
Denominator:
Weighted average common shares outstanding	282,684,998							280,559,061
Less: Weighted average number of shares of unvested restricted stock (in shares)	(446,847)							(453,584)
Weighted average shares outstanding used in basic income per share (in shares)	282,238,151							280,105,477
Effects of dilutive securities:
Add: Treasury stock method impact of potentially dilutive securities (in shares)	100,254							0
Weighted average shares outstanding used in diluted income per share (in shares)	282,338,405							280,105,477